SCHEDULE OF MAJOR RELATED PARTIES AND THEIR RELATIONSHIPS (Details)	6 Months Ended
Aug. 31, 2025
Mr. Lim Sin Foo Harris [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Major shareholder, Director and Chief Executive Officer
Bai Ye Private Limited [Member]
Related Party Transaction [Line Items]
Relationship with the Company	Shareholder and 100% owned by Mr. Lim Sin Foo, Harris